UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06223

Legg Mason Tax-Free Income Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report                 September 30, 2013

LEGG MASON

INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes*, consistent with prudent investment risk and preservation of capital.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Investment Counsel Maryland Tax-Free Income Trust for the six-month reporting period ended September 30, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board, President and Chief Executive Officer of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Legg Mason Investment Counsel Maryland Tax-Free Income Trust

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

October 25, 2013

Legg Mason Investment Counsel Maryland Tax-Free Income Trust	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended September 30, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was an anemic 0.1% during the fourth quarter of 2012. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%, partially driven by strengthening consumer spending. GDP growth in the second quarter further improved to 2.5%. This was partially due to increases in exports and non-residential fixed investments, along with a smaller decline in federal government spending versus the previous quarter. Due to the U.S. government’s sixteen-day partial shutdown, which began on October 1, 2013, after the reporting period ended, the U.S. Department of Commerce’s initial reading for third quarter 2013 GDP growth will not be released until November 7, 2013.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.5%. Unemployment edged higher to 7.6% in May and was unchanged in June. Unemployment then declined to 7.4% in July, 7.3% in August and 7.2% in September, the latter being the lowest level since December 2008. However, this was partially due to a decline in the workforce participation rate, which was 63.2% in September, the lowest level since 1978.

Meanwhile, the housing market continued to show signs of strength, as sales generally improved and home prices moved higher. According to the National Association of Realtors (“NAR”), existing-home sales dipped 1.9% on a seasonally adjusted basis in September 2013 versus the previous month, but were 10.7% higher than in September 2012. In addition, the NAR reported that the median existing-home price for all housing types was $199,200 in September 2013, up 11.7% from September 2012. This marked the tenth consecutive month that home prices experienced a double-digit increase compared to the same period a year earlier. The inventory of homes available for sale in September 2013 was 0.1% higher than the previous month at a 5.0 month supply at the current sales pace and was 1.8% higher than in September 2012.

The manufacturing sector expanded during the majority of the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, after expanding the prior five months, the PMI fell to 49.0 in May 2013 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, this was a temporary setback, as the PMI rose over the next four months and was 56.2 in September, the best reading since April 2011.

IV	Legg Mason Investment Counsel Maryland Tax-Free Income Trust

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” In a surprise to many investors, at its meeting that ended on September 18, 2013, the Fed did not taper its asset purchase program and said that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.” Fed Chairman Bernanke also brought up the potential for a partial government shutdown on October 1 and the debt ceiling debate as reasons for maintaining its current policy. At the Fed’s meeting that concluded on October 30, 2013, after the reporting period ended, the Fed maintained its asset purchase program and said that “Asset purchases are not on a preset course, and the Committee’s decisions about their pace will remain contingent on the Committee’s economic outlook as well as its assessment of the likely efficacy and costs of such purchases.”

Q. Did Treasury yields trend higher or lower during the six months ended September 30, 2013?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.25%. It fell as low as 0.20% in late April/early May 2013 and was as high as 0.52% on September 5, 2013, before ending the period at 0.33%. The yield on the ten-year Treasury began the period at 1.87%. Ten-year Treasuries reached a low of 1.66% in early May 2013 and peaked at 2.98% on September 5, 2013, before moving down to 2.64% at the end of the period. This decline toward the end of the reporting period was triggered by the Fed’s decision to not begin tapering its asset purchases, as well as a flight to quality given expectations for a partial government shutdown on October 1, 2013.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors performed poorly during the reporting period. Spread sector

Legg Mason Investment Counsel Maryland Tax-Free Income Trust	V

Investment commentary (cont’d)

demand was often solid during the first month of the period as investors looked to generate incremental yield in the low interest rate environment. Even so, there were several periods of volatility given a number of macro issues, including the European sovereign debt crisis and mixed economic data. The spread sectors then weakened over the next two months of the period amid sharply rising interest rates given the Fed’s indications that it may begin tapering its asset purchase program sooner than previously anticipated. Most spread sectors then rallied in July 2013 amid improving investor demand. However, the spread sectors again weakened in August, before strengthening in September after the Fed chose not to taper its asset purchase program. All told, the majority of spread sectors generated negative absolute returns and produced mixed results versus equal-durationv Treasuries during the reporting period.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market underperformed its taxable bond counterpart during the six months ended September 30, 2013. Over that period, the Barclays Municipal Bond Indexvi and the Barclays U.S. Aggregate Indexvii fell 3.15% and 1.77%, respectively. After generating mixed results during the first two months of the reporting period, the municipal bond market lagged the taxable bond market during the next three months. In addition to the negative impact of higher interest rates, investor sentiment for municipal bonds weakened given the negative fallout from the city of Detroit’s bankruptcy filing. However, the municipal bond market rallied sharply in September given declining interest rates and improving demand.

Performance review

For the six months ended September 30, 2013, Class A shares of Legg Mason Investment Counsel Maryland Tax-Free Income Trust, excluding sales charges, returned -3.10%. The Fund’s unmanaged benchmark, the Barclays Municipal Bond Index, returned -3.15% for the same period. The Lipper Maryland Municipal Debt Funds Category Average1 returned -5.11% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2013 (unaudited)
(excluding sales charges)	6 months
Legg Mason Investment Counsel Maryland Tax-Free Income Trust:
Class A	-3.10%
Class C	-3.39%
Class I	-3.07%
Barclays Municipal Bond Index	-3.15%
Lipper Maryland Municipal Debt Funds Category Average[1]	-5.11%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value,

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 31 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason Investment Counsel Maryland Tax-Free Income Trust

investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2013 for Class A, Class C and Class I shares were 3.05%, 2.61% and 3.37%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C and Class I shares would have been 2.84%, 2.39% and 2.89%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2013 the gross total annual operating expense ratios for Class A, Class C and Class I shares were 0.85%, 1.44% and 0.79%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.70% for Class A shares, 1.25% for Class C shares and 0.45% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Effective January 1, 2014, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.75%, 1.30% and 0.60% for Class A, C and I shares, respectively. These arrangements cannot be terminated prior to December 31, 2014, without the Board of Trustee’s consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust	VII

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

October 31, 2013

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. As a “non-diversified” fund, an investment in the Fund will entail greater price risk than an investment in a diversified fund because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund’s portfolio. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VIII	Legg Mason Investment Counsel Maryland Tax-Free Income Trust

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2013 and March 31, 2013. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A	-3.10%	$1,000.00	$969.00	0.64%	$3.16	Class A	5.00%	$1,000.00	$1,021.86	0.64%	$3.24
Class C	-3.39	1,000.00	966.10	1.22	6.01	Class C	5.00	1,000.00	1,018.95	1.22	6.17
Class I	-3.07	1,000.00	969.30	0.45	2.22	Class I	5.00	1,000.00	1,022.81	0.45	2.28

2	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

[1]	For the six months ended September 30, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2013

Legg Mason Investment Counsel Maryland Tax-Free Income Trust

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.0%
Education — 19.9%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John’s College Facility	5.500%	10/1/18	$145,000	$145,479
St. John’s College Facility	5.500%	10/1/23	490,000	491,504
St. John’s College Facility	5.000%	10/1/27	1,135,000	1,143,978
St. John’s College Facility	5.000%	10/1/36	2,465,000	2,467,638
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/18	500,000	517,860
Frostburg State University Project	4.000%	10/1/19	500,000	508,535
Frostburg State University Project	4.000%	10/1/20	500,000	509,785
Salisbury University Project	5.000%	6/1/27	455,000	454,522
Salisbury University Project	5.000%	6/1/34	1,000,000	960,110
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	1,806,719
Senior Morgan State University Project	5.000%	7/1/34	750,000	669,772
University of Maryland, College Park Projects	5.750%	6/1/33	500,000	516,010
University of Maryland, College Park Projects	5.800%	6/1/38	1,500,000	1,547,970
Maryland State EDC, Utility Infrastructure Revenue:
University of Maryland, College Park Project	5.000%	7/1/16	3,700,000	4,043,693
University of Maryland, College Park Project	5.000%	7/1/17	1,000,000	1,119,970
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,661,006
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,368,540
Loyola College Issue	5.000%	10/1/40	2,000,000	2,004,500
Maryland Institute College of Art	5.000%	6/1/36	5,000,000	4,932,950
Maryland Institute College of Art	5.000%	6/1/42	800,000	784,416
Notre Dame of Maryland University	5.000%	10/1/37	1,245,000	1,197,877
Notre Dame of Maryland University	5.000%	10/1/42	2,300,000	2,175,616
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/31	3,500,000	3,551,660
Total Education				35,580,110
Health Care — 19.1%
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,330,940
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,102,867
Carroll Hospital Center Inc.	4.000%	7/1/30	2,000,000	1,810,700
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,097,200
Johns Hopkins Medical Institutions	5.000%	5/15/35	1,300,000	1,314,820
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,446,998

See Notes to Financial Statements.

4	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

Legg Mason Investment Counsel Maryland Tax-Free Income Trust

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Peninsula Regional Medical Center Issue	5.000%	7/1/19	$1,000,000	$1,078,030
Peninsula Regional Medical Center Issue	5.000%	7/1/26	2,435,000	2,582,756
Refunding, MedStar Health Issue	5.500%	8/15/25	785,000	808,055
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,121,408
Suburban Hospital	5.500%	7/1/16	500,000	516,945
The Johns Hopkins Hospital Issue	0.000%	7/1/19	4,000,000	3,323,760
University of Maryland Medical System	5.000%	7/1/34	1,000,000	1,009,360
University of Maryland Medical System	5.125%	7/1/39	1,000,000	1,004,610
University of Maryland Medical System	5.000%	7/1/41	1,500,000	1,479,930
Washington County Hospital Association	5.000%	1/1/17	500,000	537,085
Washington County Hospital Issue	4.000%	1/1/15	1,000,000	1,022,820
Washington County Hospital Issue	4.750%	1/1/16	1,000,000	1,049,670
Washington County Hospital Issue	5.250%	1/1/23	500,000	513,920
Washington County Hospital Issue	5.750%	1/1/38	2,000,000	1,981,720
Washington County Hospital Issue	6.000%	1/1/43	1,000,000	1,004,710
Total Health Care				34,138,304
Housing — 11.0%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	2,490,000	2,506,260
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,027,270
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	1,990,157
Maryland State Community Development Administration, Department of Housing and Community Development	5.375%	9/1/39	205,000	208,034
Maryland State Community Development Administration, Department of Housing and Community Development, Local Government Infrastructure, Senior Lien	4.000%	6/1/30	4,485,000	4,587,572
Maryland State Community Development Administration, Department of Housing and Community Development, Local Government Infrastructure, Subordinate Lien	4.000%	6/1/30	1,000,000	1,022,870
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/25	1,000,000	1,036,420
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/27	1,395,000	1,404,430	(b)
Montgomery County, MD, Housing Opportunities Commission, MFH & Reconstruction Development Revenue	3.450%	7/1/27	3,495,000	3,372,116
Montgomery County, MD, Housing Opportunities Commission, MFH & Reconstruction Development Revenue	3.950%	7/1/37	650,000	602,446
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development	4.625%	7/1/41	2,000,000	2,010,100
Total Housing				19,767,675

See Notes to Financial Statements.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

September 30, 2013

Legg Mason Investment Counsel Maryland Tax-Free Income Trust

Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — 2.1%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	$565,000	$576,730
Maryland IDA, Refunding Revenue Bonds, American Center for Physics Headquarters Facility	5.250%	12/15/15	320,000	321,091
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	3,000,000	2,956,320
Total Industrial Revenue				3,854,141
Leasing — 3.1%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.125%	6/30/15	3,340,000	3,352,491
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	1,000,000	1,002,660
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,145,520
Total Leasing				5,500,671
Local General Obligation — 4.4%
Anne Arundel County, Maryland, GO Bonds:
Consolidated General Improvement Bonds	4.500%	3/1/23	1,000,000	1,071,760
Water & Sewer	4.000%	4/1/27	1,150,000	1,169,102
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,379,715
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/26	1,000,000	1,033,730
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds	5.000%	7/1/15	1,000,000	1,080,980
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,184,720
Montgomery County, MD, GO Bonds	5.000%	7/1/22	400,000	474,328
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, NATL	5.000%	11/15/16	500,000	545,865
Total Local General Obligation				7,940,200
Power — 1.6%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	3,740,000	2,815,360
Pre-Refunded/Escrowed to Maturity — 10.8%
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives	5.000%	9/1/20	1,050,000	1,181,502	(a)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,559,088	(c)
Maryland Health & Higher EFA Revenue Bonds, College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	925,000	1,053,492	(c)

See Notes to Financial Statements.

6	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

Legg Mason Investment Counsel Maryland Tax-Free Income Trust

Security	Rate	Maturity Date	Face Amount	Value
Pre-Refunded/Escrowed to Maturity — continued
Maryland State Health & Higher EFA Revenue:
Howard County General Hospital Issue	5.500%	7/1/21	$2,825,000	$2,979,330	(c)
LifeBridge Health Issue	5.250%	7/1/18	1,640,000	1,700,696	(a)
Maryland State Health & Higher EFA Revenue Bonds:
Calvert Health Systems Issue	5.500%	7/1/39	2,000,000	2,079,260	(a)
The Johns Hopkins University Issue	5.000%	7/1/33	3,000,000	3,106,590	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	18,280	(a)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/21	2,500,000	2,821,975	(a)
Total Pre-Refunded/Escrowed to Maturity				19,500,213
Special Tax Obligation — 3.4%
Frederick County, MD, Special Obligation, Urbana Community Development Authority	5.000%	7/1/30	3,000,000	3,150,300
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/23	290,000	286,729
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	1,985,000	1,769,945
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	863,160
Total Special Tax Obligation				6,070,134
State General Obligation — 3.0%
State of Maryland, GO Bonds, State and Local Facilities Loan	5.500%	3/1/15	5,000,000	5,368,050
Transportation — 5.3%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.500%	2/1/15	3,000,000	3,208,230
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/25	5,000,000	5,688,250
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	3.000%	6/1/27	540,000	522,288
Total Transportation				9,418,768
Water & Sewer — 13.3%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	1,910,000	2,150,393
Water Projects, FGIC	5.000%	7/1/24	1,890,000	2,133,413
Water Projects, FGIC	5.125%	7/1/42	1,000,000	1,001,780
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Revenue Bonds, Wastewater Projects, AGM	5.000%	7/1/33	4,000,000	4,178,080
City of Baltimore, Maryland, Project Revenue Bonds:
Water Project	4.500%	7/1/36	1,260,000	1,258,135
Water Projects, AMBAC	5.000%	7/1/23	1,000,000	1,105,010

See Notes to Financial Statements.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2013

Legg Mason Investment Counsel Maryland Tax-Free Income Trust

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.250%	6/1/16	$1,650,000	$1,851,778
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.750%	6/1/17	2,000,000	2,348,540
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	3,282,220
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	4,595,287
Total Water & Sewer				23,904,636
Total Investments before Short-Term Investments (Cost — $166,138,999)				173,858,262
Short-term Investments — 2.1%
Health Care — 2.0%
Maryland State Health & Higher EFA Revenue Bonds:
Pooled Loan Program, LOC-JPMorgan Chase	0.090%	4/1/35	1,650,000	1,650,000	(d)(e)
University of Maryland Medical System, LOC-Wells Fargo Bank N.A.	0.070%	7/1/34	1,955,000	1,955,000	(d)(e)
Total Health Care				3,605,000
Repurchase Agreements — 0.1%
Interest in $1,450,000,000 joint tri-party repurchase agreement dated 9/30/13 with RBS Securities Inc.; Proceeds at maturity — $195,000; (Fully collateralized by various U.S. government obligations, 0.250% to 3.375% due 2/28/15 to 8/31/20; Market value — $198,900)	0.050%	10/1/13	195,000	195,000
Total Short-Term Investments (Cost — $3,800,000)				3,800,000
Total Investments — 99.1% (Cost — $169,938,999#)				177,658,262
Other Assets in Excess of Liabilities — 0.9%				1,525,146
Total Net Assets — 100.0%				$179,183,408

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

Legg Mason Investment Counsel Maryland Tax-Free Income Trust

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation — Insured Bonds

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	22.7%
AA/Aa	28.8
A	21.2
BBB/Baa	22.6
A-1/VMIG 1	2.1
NR	2.6
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Financial Statements.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

September 30, 2013

Assets:
Investments, at value (Cost — $169,938,999)	$177,658,262
Cash	207
Interest receivable	2,206,811
Receivable for Fund shares sold	63,615
Receivable for securities sold	30,000
Prepaid expenses	22,780
Other assets	1,404
Total Assets	179,983,079

Liabilities:
Payable for Fund shares repurchased	605,127
Distributions payable	51,030
Investment management fee payable	43,850
Service and/or distribution fees payable	33,676
Trustees’ fees payable	439
Accrued expenses	65,549
Total Liabilities	799,671
Total Net Assets	$179,183,408

Net Assets:
Par value (Note 8)	$11,022
Paid-in capital in excess of par value	172,207,609
Undistributed net investment income	21,492
Accumulated net realized loss on investments	(775,978)
Net unrealized appreciation on investments	7,719,263
Total Net Assets	$179,183,408

Shares Outstanding:
Class A	7,809,233
Class C	1,929,516
Class I	1,283,249

Net Asset Value:
Class A (and redemption price)	$16.26
Class C*	$16.26
Class I (and redemption price)	$16.26
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$16.98

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2013

Investment Income:
Interest	$3,979,554

Expenses:
Investment management fee (Note 2)	543,979
Service and/or distribution fees (Notes 2 and 5)	227,166
Transfer agent fees (Note 5)	61,649
Legal fees	30,176
Registration fees	20,190
Audit and tax	17,191
Fund accounting fees	15,652
Trustees’ fees	15,215
Shareholder reports	13,875
Insurance	2,381
Custody fees	1,121
Miscellaneous expenses	1,597
Total Expenses	950,192
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(241,147)
Net Expenses	709,045
Net Investment Income	3,270,509

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss from Investments Transactions	(357,316)
Change in Net Unrealized Appreciation (Depreciation) on Investments	(9,385,325)
Net Loss on Investments	(9,742,641)
Decrease in Net Assets From Operations	$(6,472,132)

See Notes to Financial Statements.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended September 30, 2013 (unaudited) and the Year Ended March 31, 2013	September 30	March 31

Operations:
Net investment income	$3,270,509	$6,813,994
Net realized gain (loss)	(357,316)	213,823
Change in net unrealized appreciation (depreciation)	(9,385,325)	655,355
Increase (Decrease) in Net Assets From Operations	(6,472,132)	7,683,172

Distributions to Shareholders From (Notes 1 and 7):
Net investment income	(3,270,514)	(6,814,659)
Decrease in Net Assets From Distributions to Shareholders	(3,270,514)	(6,814,659)

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	8,189,678	26,939,834
Reinvestment of distributions	2,937,958	6,182,552
Cost of shares repurchased	(34,520,048)	(25,839,617)
Increase (Decrease) in Net Assets From Fund Share Transactions	(23,392,412)	7,282,769
Increase (Decrease) in Net Assets	(33,135,058)	8,151,282

Net Assets:
Beginning of period	212,318,466	204,167,184
End of period*	$179,183,408	$212,318,466
* Includes undistributed net investment income of:	$21,492	$21,497

See Notes to Financial Statements.

12	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$17.07	$16.99	$15.82	$16.50	$15.58	$15.89

Income (loss) from operations:
Net investment income	0.28	0.57	0.64	0.64	0.63	0.68
Net realized and unrealized gain (loss)	(0.81)	0.08	1.17	(0.68)	0.92	(0.31)
Total income (loss) from operations	(0.53)	0.65	1.81	(0.04)	1.55	0.37

Less distributions from:
Net investment income	(0.28)	(0.57)	(0.64)	(0.64)	(0.63)	(0.68)
Total distributions	(0.28)	(0.57)	(0.64)	(0.64)	(0.63)	(0.68)

Net asset value, end of period	$16.26	$17.07	$16.99	$15.82	$16.50	$15.58
Total return[3]	(3.10)%	3.84%	11.63%	(0.32)%	10.08%	2.46%

Net assets, end of period (000s)	$126,950	$150,828	$150,467	$145,959	$168,589	$145,672

Ratios to average net assets:
Gross expenses	0.85%[4]	0.85%	0.85%	0.84%	0.89%	1.03%
Net expenses[5,6,7]	0.64 [4]	0.63	0.64	0.63	0.65	0.70
Net investment income	3.39 [4]	3.30	3.88	3.88	3.88	4.40

Portfolio turnover rate	8%	13%	4%	15%	6%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2013 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$17.07	$16.99	$15.82	$16.50	$15.58	$15.59

Income (loss) from operations:
Net investment income	0.23	0.47	0.54	0.54	0.52	0.07
Net realized and unrealized gain (loss)	(0.81)	0.08	1.17	(0.68)	0.94	0.01
Total income (loss) from operations	(0.58)	0.55	1.71	(0.14)	1.46	0.08

Less distributions from:
Net investment income	(0.23)	(0.47)	(0.54)	(0.54)	(0.54)	(0.09)
Total distributions	(0.23)	(0.47)	(0.54)	(0.54)	(0.54)	(0.09)

Net asset value, end of period	$16.26	$17.07	$16.99	$15.82	$16.50	$15.58
Total return[4]	(3.39)%	3.24%	10.96%	(0.90)%	9.44%	0.53%

Net assets, end of period (000s)	$31,365	$37,692	$33,068	$28,186	$21,000	$1,965

Ratios to average net assets:
Gross expenses	1.43%[5]	1.44%	1.45%	1.43%	1.52%	1.99%[5]
Net expenses[6,7,8]	1.22 [5]	1.21	1.24	1.21	1.20	1.17 [5]
Net investment income	2.81 [5]	2.71	3.27	3.31	3.22	3.51 [5]

Portfolio turnover rate	8%	13%	4%	15%	6%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2013 (unaudited).

[3]	For the period February 5, 2009 (inception date) to March 31, 2009.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

14	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1,2]	2013[3]	2013	2012	2011	2010	2009[4]

Net asset value, beginning of period	$17.08	$17.00	$15.82	$16.51	$15.58	$15.83

Income (loss) from operations:
Net investment income	0.30	0.60	0.67	0.67	0.66	0.47
Net realized and unrealized gain (loss)	(0.82)	0.08	1.18	(0.69)	0.94	(0.24)
Total income (loss) from operations	(0.52)	0.68	1.85	(0.02)	1.60	0.23

Less distributions from:
Net investment income	(0.30)	(0.60)	(0.67)	(0.67)	(0.67)	(0.48)
Total distributions	(0.30)	(0.60)	(0.67)	(0.67)	(0.67)	(0.48)

Net asset value, end of period	$16.26	$17.08	$17.00	$15.82	$16.51	$15.58
Total return[5]	(3.07)%	4.02%	11.90%	(0.21)%	10.38%	1.58%

Net assets, end of period (000s)	$20,868	$23,798	$20,632	$12,815	$8,221	$3,296

Ratios to average net assets:
Gross expenses	0.89%[6]	0.79%	0.71%	0.78%	0.90%	1.22%[6]
Net expenses[7,8,9]	0.45 [6]	0.45	0.45	0.45	0.45	0.45 [6]
Net investment income	3.58 [6]	3.48	4.04	4.08	4.04	4.72 [6]

Portfolio turnover rate	8%	13%	4%	15%	6%	8%

[1]	Effective October 5, 2009, Institutional Class shares were renamed as Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended September 30, 2013 (unaudited).

[4]	For the period July 30, 2008 (inception date) to March 31, 2009.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Maryland Tax-Free Income Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Tax-Free Income Fund (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$173,858,262	—	$173,858,262
Short-term investments†	—	3,800,000	—	3,800,000
Total investments	—	$177,658,262	—	$177,658,262

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Concentration risk. The Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state’s general obligations. The value of the Fund’s shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

18	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Legg Mason Investment Counsel, LLC (“LMIC”) is the Fund’s investment adviser. Western

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, LMIC and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund, except for management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays LMIC and Western Asset an aggregate fee equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class I shares did not exceed 0.70%, 1.25% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended September 30, 2013, fees waived and/or expenses reimbursed amounted to $241,147.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at September 30, 2013, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires March 31, 2014	$355,243	$59,025	$37,384
Expires March 31, 2015	309,086	62,819	45,046
Expires March 31, 2016	350,914	82,542	73,746
Expires March 31, 2017	153,178	38,170	49,799
Total fee waivers/expense reimbursements subject to recapture	$1,168,421	$242,556	$205,975

For the six months ended September 30, 2013, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

20	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2013, LMIS and its affiliates retained sales charges of $2,258 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2013, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$1,560	$6,439

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$14,155,693
Sales	15,317,795

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,213,626
Gross unrealized depreciation	(3,494,363)
Net unrealized appreciation	$7,719,263

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended September 30, 2013, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.25% of the average daily net assets of each respective class. The Fund also

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.45% of the average daily net assets of its Class C shares. Service and distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$105,029	$25,358
Class C	122,137	11,514
Class I	—	24,777
Total	$227,166	$61,649

For the six months ended September 30, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$153,178
Class C	38,170
Class I	49,799
Total	$241,147

6. Line of credit

The Fund, along with certain other Legg Mason Funds, participated in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matured on February 28, 2013. Pursuant to the Credit Agreement, each participating fund was liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bore interest at a rate equal to the prevailing LIBOR rate plus the LIBOR rate margin. The Fund did not utilize the line of credit during the period ended February 28, 2013. The Fund did not renew the Credit Agreement.

7. Distributions to shareholders by class

	Six Months Ended September 30, 2013	Year Ended March 31, 2013
Net Investment Income:
Class A	$2,371,887	$5,072,774
Class C	489,618	981,521
Class I	409,009	760,364
Total	$3,270,514	$6,814,659

8. Shares of beneficial interest

At September 30, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

22	Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	145,421	$2,446,861	700,943	$12,037,051
Shares issued on reinvestment	133,257	2,207,626	276,767	4,757,823
Shares repurchased	(1,304,194)	(21,658,099)	(997,020)	(17,127,849)
Net decrease	(1,025,516)	$(17,003,612)	(19,310)	$(332,975)

Class C
Shares sold	108,008	$1,820,896	480,081	$8,252,690
Shares issued on reinvestment	25,858	428,207	49,719	854,590
Shares repurchased	(412,419)	(6,848,981)	(267,738)	(4,597,274)
Net increase (decrease)	(278,553)	$(4,599,878)	262,062	$4,510,006

Class I
Shares sold	236,767	$3,921,921	386,416	$6,650,093
Shares issued on reinvestment	18,236	302,125	33,157	570,139
Shares repurchased	(365,355)	(6,012,968)	(239,743)	(4,114,494)
Net increase (decrease)	(110,352)	$(1,788,922)	179,830	$3,105,738

9. Capital loss carryforward

As of March 31, 2013, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
3/31/2017	$(235,583)

This amount will be available to offset any future taxable capital gains.

10. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust 2013 Semi-Annual Report	23

Legg Mason Investment Counsel

Maryland Tax-Free Income Trust

Trustees

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy*

Chair

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment sub-adviser

Legg Mason Investment Counsel, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective June 1, 2013, Ms. Murphy became a Trustee and Chair.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust

The Fund is a separate investment series of Legg Mason Tax-Free Income Fund, a Massachusetts business trust.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Investment Counsel Maryland Tax-Free Income Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMF-030/S 11/13 SR13-2052

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Tax-Free Income Fund

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Tax-Free Income Fund

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Tax-Free Income Fund

Date:	November 25, 2013

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer
Legg Mason Tax-Free Income Fund

Date:	November 25, 2013